Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Total deferred tax assets - net operating losses	$ 2,778,139	$ 1,237,579	$ 1,022,025
Deferred tax liabilities
Net deferred tax assets	2,778,139	1,237,579	1,022,025
Valuation allowance	(2,778,139)	(1,237,579)	(1,022,025)
Deferred Tax Assets Net